Leases Payable and Related Obligations - Schedule of Leases Payable and Related Obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Leases Payable and Related Obligations [Line Items]
Balance at beginning	R$ 425,784	R$ 362,060
New contracts	23,837	28,109
Business combination (Note 2.3)	44,565
Remeasurement	(14,786)	35,800
Payment	(88,418)	(78,762)
Write-offs	(529)	(1,980)
Interest	59,593	47,532
Update	2,540	(11,444)
Exchange variation	(456)	(96)
Balance at ending	407,565	425,784
Current	83,613	82,330
Non-current	323,952	343,454
Operating Leases [Member]
Schedule of Leases Payable and Related Obligations [Line Items]
Balance at beginning	352,539	286,605
New contracts	23,837	28,109
Business combination (Note 2.3)	44,565
Remeasurement	(14,786)	35,800
Payment	(88,418)	(78,762)
Write-offs	(529)	(1,980)
Interest	59,888	49,742
Update	2,540	(11,444)
Exchange variation	(456)	(96)
Balance at ending	334,615	352,539
Current	83,613
Non-current	251,002
Sugarcane field restoration [Member]
Schedule of Leases Payable and Related Obligations [Line Items]
Balance at beginning	73,245	75,455
New contracts
Business combination (Note 2.3)
Remeasurement
Payment
Write-offs
Interest	(295)	(2,210)
Update
Exchange variation
Balance at ending	72,950	R$ 73,245
Current
Non-current	R$ 72,950